Stock based compensation	12 Months Ended
Dec. 31, 2019
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock based compensation
21.	Stock based compensation
2015 Restricted Stock Unit Plan
On March 6, 2015, the Company’s shareholders approved a restricted stock unit plan including the issuance of 90,626 restricted stock unit (the “RSUs”) in favor of an officer of the Company.
The RSUs included the following conditions:

•	Time-based condition: satisfied with respect to

•	40,626 RSUs on January 1, 2016;

•	20,000 RSUs on January 1, 2017;

•	20,000 RSUs on January 1, 2018; and

•	10,000 RSUs on July 1, 2018;
provided that the officer remains in continuous service through each applicable date.

•	Liquidity Event Requirement: satisfied on the earlier to occur of

•	an Initial Public Offering of the Company’s common stock, or

•	a change of control transaction (sale event).

•	No additional vesting exists upon completion of a liquidity event.

•	Restrictions:

•	Repurchase rights: in the event of a change of control, the Company has the right to repurchase certain shares contingent upon the valuation of the Company at such time, and

•
Transfer restrictions: after the consummation of an Initial Public Offering transfer restrictions apply limiting the ability to transfer certain shares subject to the valuation of the Company at such time.

The fair value of the RSU granted during the year ended December 31, 2015 was estimated at the date of grant using the income approach valuation technique, including the Black-Scholes and Monte Carlo option-pricing models, assuming the following weighted average assumptions:

Expected volatility	41.69%
Expected life (in years)	10
Weighted-average estimated fair value of options granted during the year	$7.47
As of December 31, 2018, these RSUs were fully vested.
The following table presents a summary of the Company’s RSU activity:

	RSU	Weighted Average Grant Date Fair Value per share
Balance as of December 31, 2016	90,626	7.47
Granted	—	—
Vested / (Cancelled)	—	—

Balance as of December 31, 2017	90,626	7.47
Granted	—	—
Vested as of March 21, 2018	(80,626)	—
Vested as of July 1, 2018	(10,000)

Balance as of December 31, 2018	—	—

There is no more activity under this plan for years subsequent to December 31, 2018.
2016 Stock Option Plan
In March 2017, the Company’s shareholders approved a stock option plan or restricted stock units (RSU) plan and reserve for issuance up to 4,000,000 stock options, of which 3,175,000 stock options were effectively granted in favor of some officers of the Company.
In August 2017, the Company’s shareholders approved an amendment to the abovementioned plan (the “Amended and Restated 2016 Stock Incentive Plan) and reserve for issuance an additional 861,777 shares increasing the total stock option plan to 4,861,777 shares.
The plan includes the following conditions:

•	Time-based condition: satisfied with respect to:

•	5% of stock options vest on December 1, 2017;

•	10% of stock options vest on December 1, 2018;

•	15% of stock options vest on December 1, 2019;

•	20% of stock options vest on December 1, 2020;

•	25% of stock options vest on December 1, 2021; and

•	25% of stock options vest on December 1, 2022;
if the officer remains in continuous service through each applicable date.

•	Liquidity Event Requirement: satisfied on the earlier to occur of

•	(i) an Initial Public Offering of the Company’s common stock, or

•	(ii) a change of control event.

•	No additional vesting exists upon completion of a liquidity event.
The fair value of stock options was determined at date of grant using income approach valuation techniques, including the Black-Scholes and Monte Carlo pricing models. The remaining vesting period as of December 31, 2019 is 35 months.
The following weighted average assumptions were used for options during the year ended December 31, 2017:

Risk-free interest rate	1.49%
Expected volatility	40.1%
Expected life (in years)	10
Weighted-average estimated fair value of options granted during the year	$10.737
The following weighted average assumptions were used for options during the year ended December 31, 2018:

Grant date	March 1	April 9	May 3	November 1	December 24
Risk-free interest rate	1.49%	2.58%	2.58%	3.11%	2.74%
Expected volatility	40.1%	47.8%	45.7%	41.3%	39.9%
Expected life (in years)	10	10	10	10	10
Weighted-average estimated fair value of options granted during the year	$14.55	17.21	16.81	4.96	13.62
Number of shares	250,000	25,000	250,000	150,000	499,489
The fair value of the RSUs granted during the year ended December 31, 2018, was:

Grant date	September 9	November 26	December 24
Weighted-average estimated fair value of options granted during the year	$15.06	14.82	11.55
Number of shares	340,939	30,000	1,023,220
In December 2018, a change in the stock option exercise price was made. The change in the stock-based compensation plan was recognized as a modification.
As the Company replaced an award for another with the same fair value, no incremental compensation cost needed to be recognized as a result of the exchange of the awards.
The following weighted average assumptions were used for options during the year ended December 31, 2019:

Grant date	March 27	June 3	August 15
Risk-free interest rate	2.35%	2.15%	1.08%
Expected volatility	38.82%	38.0%	37.49%
Expected life (in years)	10	10	10
Weighted-average estimated fair value of options granted during the year	$3.59	2.78	1.99
Number of shares	95,408	70,243	60,252

The fair value of the RSUs granted during the year ended December 31, 2019, was:

Grant date	February 28	March 27	June 3	August 15	October 31
Weighted-average estimated fair value of options granted during the year	$17.99	14.06	11.96	10.49	11.01
Number of shares	16,915	21,412	31,352	93,900	176,986
The following table presents a summary of the Company’s stock option activity:

	Options / RSU	Weighted Average Exercise Price per share	Remaining Contractual Life
Balance as of December 31, 2016	3,175,000	26.02	6
Granted	600,000	26.02

Balance as of December 31, 2017	3,775,000	26.02	5
Granted	2,693,648	18.40
Forfeited	(2,158,213)	26.34

Balance as of December 31, 2018	4,310,435	21.08	4
Granted	566,468	9.76
Forfeited	(676,186)	14.28

Balance as of December 31, 2019	4,200,717	12.44	4
Stock-based compensation included in “General and administrative” expenses in the consolidated statements of income was $ 11,686, $ 6,766 and $ 4,289 for the years ended December 31, 2019, 2018 and 2017, respectively.
Share-based awards granted by the Company during the years ended December 31, 2019, 2018 and 2017 had aggregate grant-date fair values of $ 658, $ 12,312 and $ 30,531 for the years ended December 31, 2019, 2018 and 2017, respectively.
Restricted stock units that vested during the years ended December 31, 2019 and 2018 had aggregate fair values at vesting of $ 4,417, $ 1,116 for the years ended December 31, 2019 and 2018, respectively. No restricted stock units vested during the year ended December 31, 2017.
At December 31, 2019, there was $ 27,547 of total future compensation cost related to unvested share-based awards to be recognized over a weighted-average period of 4 years.